Equity Equity, Earnings Per Unit (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
General partner distribution amount forfeited		$ 2		$ 5
Net earnings		81	$ 66	172	$ 135
Net Earnings Attributable to Noncontrolling Interest		0	6	0	16
Net Earnings, excluding noncontrolling interest		81	60	172	119
Limited partners' distributions on common units				(109)
Undistributed Earnings (Loss) Allocated to Participating Securities, Basic		$ (42)	$ (21)	$ (59)	$ (32)
Common units - basic		95.2	80.7	94.4	80.5
Common units - diluted		95.2	80.8	94.4	80.6
Common - basic		$ 0.48	$ 0.60	$ 1.12	$ 1.23
Common - diluted		$ 0.48	$ 0.60	$ 1.12	$ 1.23
General Partner
General Partner Distributions		$ 2	$ 2	$ 4	$ 3
Incentive Distribution, Subsequent Distribution Amount	[1]	36	15	66	28
Undistributed Earnings (Loss) Allocated to Participating Securities, Basic	[2]	3	6	4	11
Participating Securities, Distributed and Undistributed Earnings (Loss), Basic		35	11	66	20
Common
Limited partners' distributions on common units		(85)	(64)	(161)	(120)
Undistributed Earnings (Loss) Allocated to Participating Securities, Basic		(39)	(15)	(55)	(21)
Participating Securities, Distributed and Undistributed Earnings (Loss), Basic		$ 46	$ 49	$ 106	$ 99

[1]	IDRs entitle the general partner to receive increasing percentages, up to 50%, of quarterly distributions in excess of $0.3881 per unit per quarter. The amount above reflects earnings distributed to our general partner net of $2 million and $5 million of IDRs for the three and six months ended June 30, 2015, respectively, waived by TLGP. See Note 12 of our Annual Report on Form 10-K for the year ended December 31, 2015, for further discussion related to IDRs.
[2]	We have revised the historical allocation of general partner earnings to include the Predecessor losses of $3 million and $4 million for the three and six months ended June 30, 2016, respectively, and $6 million and $11 million for the three and six months ended June 30, 2015, respectively.